ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2025
ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES
ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES

iHuman Inc. (the “Company”) is an exempted company incorporated in the Cayman Islands in September 2019. The Company, its subsidiaries, variable interest entity (“VIE”), and VIE’s subsidiaries are hereinafter collectively referred to as the “Group”. The Group is principally engaged in offering an integrated suite of tech-powered, intellectual development products and is committed to making the child-upbringing experience easier for parents and transforming intellectual development into a fun journey for children. The Group generates its revenues from the subscription fees that users paid for the premium content of its self-directed and interactive online applications, as well as from offline products and others. The majority of the Group’s revenues are generated from Chinese mainland.

On October 8, 2020, the Company completed its initial public offering (“IPO”) on the New York Stock Exchange.

The Company’s principal subsidiaries, the VIE and VIE’s subsidiary as of December 31, 2025 are as follows:

			Percentage of
			equity interest
	Date of	Place of	attributable to
Name	establishment	establishment	the Company	Principal activities
Subsidiaries
iHuman Online Limited (“iHuman Online”)	October 2, 2019	Hong Kong	100%	Investment holding and operation of online applications
Hongen Perfect Future (Tianjin) Investment Co., Ltd. (“Hongen Investment”, or the “WFOE”)	November 11, 2019	Chinese mainland	100%	Management and technical consulting
Hongen Perfect (Beijing) Education Technology Development Co., Ltd.	May 19, 2020	Chinese mainland	100%	Research and development
Variable interest entity
Tianjin Hongen Perfect Future Education Technology Co., Ltd. (“Tianjin Hongen”, or the “VIE”)	March 30, 2016	Chinese mainland	N/A*	Operation of online applications
Subsidiary of the VIE
Beijing Jinhongen Education Technology Co., Ltd. (“Beijing Jinhongen”)	September 4, 2019	Chinese mainland	N/A*	Offering of products and other services

* These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

To comply with laws and regulations in Chinese mainland which have certain limitation of foreign control of companies that engage in value-added telecommunication services and certain other businesses, the Group primarily conducts its business in Chinese mainland through the VIE and VIE’s subsidiaries. The equity interests of the VIE are legally held by the shareholders in Chinese mainland (the “Nominee Shareholders”). Despite the lack of technical majority ownership, the Company through the WFOE has the power to direct activities of the VIE that most significantly impact its economic performance. Through a series of contractual agreements entered into by and among the Company, Hongen Investment, Tianjin Hongen and the Nominee Shareholders (the “Contractual Agreements”), the Nominee Shareholders effectively assigned all of their voting rights underlying their equity interests in the VIE to the WFOE, who immediately assigned the voting rights underlying their equity interests in the VIE to the Company. The Company also has the ability and obligation to absorb substantially all of the profits and all the expected losses of the VIE that potentially could be significant to the VIE. Based on the above, the Company is considered the primary beneficiary of the VIE and consolidates the VIE in accordance with the Securities and Exchange Commission (the “SEC”) Regulation SX-3A-02 and Accounting Standards Codification (“ASC”) 810, Consolidation (“ASC 810”).

1. ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES (Continued)

The following is a summary of the Contractual Agreements:

Powers of Attorneys

Pursuant to the powers of attorneys executed by the Nominee Shareholders, the Nominee Shareholders agreed to entrust to Hongen Investment an irrevocable proxy to exercise all of their rights as shareholders of Tianjin Hongen, the VIE, and to approve, on behalf of the Nominee Shareholders, all related legal documents pertinent to the exercise of their rights in their capacity as the shareholders of Tianjin Hongen. Hongen Investment is also entitled to transfer or assign its voting rights to any other person or entity at its own discretion and without giving prior notice to the Nominee Shareholders or obtaining their consent. The powers of attorneys remain valid until the exclusive management services and business cooperation agreement expires or terminates.

Exclusive Call Option Agreement

Pursuant to the exclusive call option agreement among Hongen Investment, Tianjin Hongen and its Nominee Shareholders, the Nominee Shareholders irrevocably granted Hongen Investment or its designee(s) an exclusive call option to purchase, when and to the extent permitted under laws and regulations of Chinese mainland, all or part of the equity interests in Tianjin Hongen. Hongen Investment has the sole discretion to decide when to exercise the option, whether in part or full. The exercise price of the call option to purchase all or part of the equity interests in Tianjin Hongen or assets held by Tianjin Hongen will be the minimum amount of consideration permitted under the then-applicable laws and regulations of Chinese mainland. Without the prior consent of Hongen Investment, Tianjin Hongen and its Nominee Shareholders shall not: (i) amend the articles of association, (ii) increase or decrease the registered capital, (iii) sell or otherwise dispose of their assets or beneficial interest, (iv) create or allow any encumbrance on their assets or other beneficial interests, (v) extend any loans to third parties, (vi) enter into any material contracts (except those contracts entered into in the ordinary course of business), (vii) merge with or acquire any other persons or make any investments, or (viii) distribute dividends to their shareholders. The exclusive call option agreement will remain in effect until all the equity interests held by Nominee Shareholders or the assets held by Tianjin Hongen are transferred to Hongen Investment or its designee(s). Hongen Investment may terminate the exclusive call option agreement at its sole discretion, whereas under no circumstances may Tianjin Hongen or its Nominee Shareholders terminate this agreement. Any proceeds received by the Nominee Shareholders from the exercise of the option and distribution of profits or dividends, shall be remitted to Hongen Investment or its designee(s), to the extent permitted under laws and regulations of Chinese mainland.

Exclusive Management Services and Business Cooperation Agreement

Pursuant to the exclusive management services and business cooperation agreement among Hongen Investment, Tianjin Hongen and the Nominee Shareholders, Hongen Investment has the exclusive right to provide technical and consulting services to Tianjin Hongen and its subsidiaries, including but not limited to management consultancy services, permission of intellectual property rights, technical support and business support. Without the prior written consent of Hongen Investment, Tianjin Hongen may not accept any services subject to this exclusive management services and business cooperation agreement from any third party, while Hongen Investment has the right to designate any party to provide such services. In return, Tianjin Hongen agrees to pay a service fee to Hongen Investment. Hongen Investment has the right to unilaterally adjust the service fee. The exclusive management services and business cooperation agreement is effective within the operating period of Tianjin Hongen. Hongen Investment may terminate this agreement unilaterally, whereas under no circumstances can Tianjin Hongen and the Nominee Shareholders terminate this agreement.

1. ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES (Continued)

Equity Interest Pledge Agreement

Under the equity interest pledge agreement among Hongen Investment, Tianjin Hongen and its Nominee Shareholders, the Nominee Shareholders have pledged all of their equity interests in Tianjin Hongen to Hongen Investment to guarantee the performance of Tianjin Hongen and their obligations under the Contractual Agreements described above. During the term of the equity interest pledge agreement, Hongen Investment has the right to receive all of Tianjin Hongen’s dividends and profits distributed on the pledged equity. In the event of a breach by Tianjin Hongen or any of its Nominee Shareholders of the contractual obligations under the equity interest pledge agreement, Hongen Investment or its designee(s), as pledgee, will have the right to purchase, auction or sell all or part of the pledged equity interests in Tianjin Hongen and will have priority in receiving the proceeds from such disposal. Tianjin Hongen and its Nominee Shareholders, undertake that, without the prior written consent of Hongen Investment, they will not transfer, create or allow any encumbrance on the pledged equity interests. The equity interest pledge agreement will be valid until Tianjin Hongen and its Nominee Shareholders fulfill all contractual obligations under the Contractual Agreements.

Financial Support Letter

Pursuant to the financial support letter, the Company is obligated and hereby undertakes to provide unlimited financial support to Tianjin Hongen, to the extent permissible under the applicable laws and regulations in Chinese mainland. The Company agrees to forego the right to seek repayment in the event if Tianjin Hongen is unable to repay such funding.

Resolution of the Company’s Board of Directors

The Company’s board of directors resolved that the rights under the powers of attorneys and the exclusive call option agreement were assigned to any officer authorized by the Company’s board of directors.

In the opinion of the Company’s legal counsel, (i) the ownership structures of the VIE and the WFOE are not in violation of applicable laws and regulations in Chinese mainland currently in effect; and (ii) the Contractual Agreements are valid, binding and enforceable, and will not result in any violation of applicable laws and regulations in Chinese mainland currently in effect; (iii) the financial support letter issued by the Company to the VIE, and the resolutions are valid in accordance with the articles of association of the Company.

However, uncertainties in the legal system of Chinese mainland could cause relevant regulatory authorities to find the current Contractual Agreements and businesses to be in violation of any existing or future laws or regulations in Chinese mainland and could limit the Company’s ability to enforce its rights under these Contractual Agreements. Furthermore, the Nominee Shareholders of the VIE may have interests that are different from those of the Company, which could potentially increase the risk that they would seek to act contrary to the terms of the Contractual Agreements with the VIE. In addition, if the Nominee Shareholders will not remain the shareholders of the VIE, breach, or cause the VIE to breach, or refuse to renew, the existing Contractual Agreements the Company has with them and the VIE, the Company may not be able to direct activities of the VIE that most significantly impact its economic performance and receive economic benefits from it, which may result in deconsolidation of the VIE.

In addition, if the current structure or any of the Contractual Agreements were found to be in violation of any existing or future laws or regulations in Chinese mainland, the Company may be subject to penalties, including but not be limited to, revocation of business and operating licenses, discontinuing or restricting business operations, restricting the Company’s right to collect revenues, temporary or permanent blocking of the Company’s internet platforms, restructuring of the Company’s operations, imposition of additional conditions or requirements with which the Company may not be able to comply, or other regulatory or enforcement actions against the Company.

As of December 31, 2024 and 2025, there were no pledge or collateralization of the VIE and VIE’s subsidiaries’ assets that can only be used to settle their obligations. All liabilities of the VIE and VIE’s subsidiaries are without recourse to the Company.

1. ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES (Continued)

The table sets forth the assets and liabilities of the VIE and VIE’s subsidiaries included in the Group’s consolidated balance sheets:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)
ASSETS
Current assets
Cash and cash equivalents	698,463	781,825	111,799
Short-term investments	30,900	—	—
Accounts receivable, net of allowance of RMB5,565 and RMB554 (US$79) as of December 31, 2024 and 2025, respectively	48,375	43,985	6,290
Inventories, net	23,957	21,808	3,119
Amounts due from related parties (including amounts due from Group entities of RMB171,522 and RMB188,904 (US$27,013) as of December 31, 2024 and 2025, respectively)	172,992	192,673	27,552
Prepayments and other current assets	81,395	68,424	9,785
Total current assets	1,056,082	1,108,715	158,545
Non‑current assets
Property and equipment, net	3,298	2,468	353
Intangible assets, net	15,269	16,552	2,367
Operating lease right‑of‑use assets	14,885	11,372	1,626
Long-term investment	26,333	26,333	3,766
Other non‑current assets	21,345	11,242	1,608
Total non‑current assets	81,130	67,967	9,720
Total assets	1,137,212	1,176,682	168,265
LIABILITIES
Current liabilities
Accounts payable	26,632	24,706	3,533
Deferred revenue and customer advances	280,705	218,375	31,227
Amounts due to related parties (including amounts due to Group entities of RMB403 and RMB1,639 (US$234) as of December 31, 2024 and 2025, respectively)	1,965	2,574	368
Accrued expenses and other current liabilities	100,213	91,935	13,147
Current operating lease liabilities	3,661	2,166	310
Total current liabilities	413,176	339,756	48,585
Non‑current liabilities
Non‑current operating lease liabilities	11,252	9,208	1,317
Total non‑current liabilities	11,252	9,208	1,317
Total liabilities	424,428	348,964	49,902

The VIE and VIE’s subsidiaries’ net asset balances were RMB712,784 thousand and RMB827,718 thousand (US$118,363 thousand) as of December 31, 2024 and 2025, respectively.

1. ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES (Continued)

The table sets forth the results of operations of the VIE and VIE’s subsidiaries included in the Group’s consolidated statements of comprehensive income for the years ended December 31, 2023, 2024 and 2025, respectively:

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(in thousands)
Revenues	1,010,418	895,193	772,996	110,537
Net income	258,999	149,122	114,314	16,347

The table sets forth the cash flows of the VIE and VIE’s subsidiaries included in the Group’s consolidated statements of cash flows for the years ended December 31, 2023, 2024 and 2025, respectively:

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(in thousands)
Net cash provided by operating activities	215,169	64,861	67,167	9,605
Net cash provided by (used in) investing activities	18,960	(48,718)	16,195	2,316
Net cash used in financing activities	—	(57,430)	—	—
Net change in cash and cash equivalents	234,129	(41,287)	83,362	11,921